Financial risk management objectives and policies - Currency Risk (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Minimum
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in functional currency rate	5.00%
Percentage decrease in functional currency rate	5.00%
Maximum
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in functional currency rate	10.00%
Percentage decrease in functional currency rate	10.00%
United States of America, Dollars | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ 97,785
Effect on pre-tax equity due to decrease in designated risk component	(97,785)
Effect on profit before tax equity due to increase in designated risk component	1,528
Effect on profit before tax equity due to decrease in designated risk component	$ (1,528)
CFA Franc BCEAO (XOF) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (818)
Effect on pre-tax equity due to decrease in designated risk component	818
Effect on profit before tax equity due to increase in designated risk component	4
Effect on profit before tax equity due to decrease in designated risk component	$ (4)
Egyptian Pound, Algerian Dinar, Moroccan Dirham, Kenyan Shilling, Ghanaian Cedi And Ugandan Shilling [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Egyptian Pound, Algerian Dinar, Moroccan Dirham, Kenyan Shilling, Ghanaian Cedi And Ugandan Shilling [Member] | Minimum
Impacts in the major local currencies
Actual valuation fluctuation	(2.80%)
Egyptian Pound, Algerian Dinar, Moroccan Dirham, Kenyan Shilling, Ghanaian Cedi And Ugandan Shilling [Member] | Maximum
Impacts in the major local currencies
Actual valuation fluctuation	5.20%
Algerian Dinar (DZD) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (1,377)
Effect on pre-tax equity due to decrease in designated risk component	1,377
Effect on profit before tax equity due to increase in designated risk component	(4)
Effect on profit before tax equity due to decrease in designated risk component	$ 4
Algerian Dinar (DZD) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (213)
Effect on pre-tax equity due to decrease in designated risk component	$ 213
Uganda Shilling (UGX) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (3,098)
Effect on pre-tax equity due to decrease in designated risk component	3,098
Effect on profit before tax equity due to increase in designated risk component	(51)
Effect on profit before tax equity due to decrease in designated risk component	$ 51
Uganda Shilling (UGX) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (297)
Effect on pre-tax equity due to decrease in designated risk component	297
Effect on profit before tax equity due to increase in designated risk component	(6)
Effect on profit before tax equity due to decrease in designated risk component	$ 6
Euro, West African CFA Franc, Nigerian Naira, South African Rand And Tunisian Dinar [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Euro, West African CFA Franc, Nigerian Naira, South African Rand And Tunisian Dinar [Member] | Minimum
Impacts in the major local currencies
Actual valuation fluctuation	7.30%
Euro, West African CFA Franc, Nigerian Naira, South African Rand And Tunisian Dinar [Member] | Maximum
Impacts in the major local currencies
Actual valuation fluctuation	8.70%
Tunisian Dinar (TND) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (671)
Effect on pre-tax equity due to decrease in designated risk component	671
Effect on profit before tax equity due to increase in designated risk component	(12)
Effect on profit before tax equity due to decrease in designated risk component	$ 12
Tunisian Dinar (TND) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (359)
Effect on pre-tax equity due to decrease in designated risk component	359
Effect on profit before tax equity due to increase in designated risk component	1
Effect on profit before tax equity due to decrease in designated risk component	$ (1)
Egyptian Pound (EGP) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (17,136)
Effect on pre-tax equity due to decrease in designated risk component	17,136
Effect on profit before tax equity due to increase in designated risk component	26
Effect on profit before tax equity due to decrease in designated risk component	$ (26)
Egyptian Pound (EGP) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (987)
Effect on pre-tax equity due to decrease in designated risk component	987
Effect on profit before tax equity due to increase in designated risk component	137
Effect on profit before tax equity due to decrease in designated risk component	$ (137)
Moroccan Dirham (MAD) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (5,923)
Effect on pre-tax equity due to decrease in designated risk component	5,923
Effect on profit before tax equity due to increase in designated risk component	(117)
Effect on profit before tax equity due to decrease in designated risk component	$ 117
Moroccan Dirham (MAD) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (498)
Effect on pre-tax equity due to decrease in designated risk component	498
Effect on profit before tax equity due to increase in designated risk component	(43)
Effect on profit before tax equity due to decrease in designated risk component	$ 43
Cedi (Ghana) (GHS) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (993)
Effect on pre-tax equity due to decrease in designated risk component	993
Effect on profit before tax equity due to increase in designated risk component	(6)
Effect on profit before tax equity due to decrease in designated risk component	$ 6
Cedi (Ghana) (GHS) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (141)
Effect on pre-tax equity due to decrease in designated risk component	141
Effect on profit before tax equity due to increase in designated risk component	9
Effect on profit before tax equity due to decrease in designated risk component	$ (9)
Rand (ZAR) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (835)
Effect on pre-tax equity due to decrease in designated risk component	835
Effect on profit before tax equity due to increase in designated risk component	(2)
Effect on profit before tax equity due to decrease in designated risk component	$ 2
Rand (ZAR) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (251)
Effect on pre-tax equity due to decrease in designated risk component	251
Effect on profit before tax equity due to increase in designated risk component	8
Effect on profit before tax equity due to decrease in designated risk component	$ (8)
Naira (NGN) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (14,007)
Effect on pre-tax equity due to decrease in designated risk component	14,007
Effect on profit before tax equity due to increase in designated risk component	(191)
Effect on profit before tax equity due to decrease in designated risk component	$ 191
Naira (NGN) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (2,167)
Effect on pre-tax equity due to decrease in designated risk component	2,167
Effect on profit before tax equity due to increase in designated risk component	(315)
Effect on profit before tax equity due to decrease in designated risk component	$ 315
Kenyan Shilling (KES) | Currency Risk Relative To EUR [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (5,375)
Effect on pre-tax equity due to decrease in designated risk component	5,375
Effect on profit before tax equity due to increase in designated risk component	37
Effect on profit before tax equity due to decrease in designated risk component	$ (37)
Kenyan Shilling (KES) | Currency Risk Relative To USD [Member]
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Effect on pre-tax equity due to increase in designated risk component	$ (528)
Effect on pre-tax equity due to decrease in designated risk component	528
Effect on profit before tax equity due to increase in designated risk component	71
Effect on profit before tax equity due to decrease in designated risk component	$ (71)
Algerian Dinar, Moroccan Dirham, Kenyan Shilling, Nigerian Naira, Ghanaian Cedi, South African Rand and Tunisian Dinar
Impacts in the major local currencies
Increase in foreign exchange rate	5.00%
Decrease in foreign exchange rate	(5.00%)
Algerian Dinar, Moroccan Dirham, Kenyan Shilling, Nigerian Naira, Ghanaian Cedi, South African Rand and Tunisian Dinar | Minimum
Impacts in the major local currencies
Actual valuation fluctuation	(4.00%)
Algerian Dinar, Moroccan Dirham, Kenyan Shilling, Nigerian Naira, Ghanaian Cedi, South African Rand and Tunisian Dinar | Maximum
Impacts in the major local currencies
Actual valuation fluctuation	0.50%
Ugandan Shilling and Egyptian Pound
Impacts in the major local currencies
Increase in foreign exchange rate	10.00%
Decrease in foreign exchange rate	(10.00%)
Ugandan Shilling and Egyptian Pound | Minimum
Impacts in the major local currencies
Actual valuation fluctuation	(10.10%)
Ugandan Shilling and Egyptian Pound | Maximum
Impacts in the major local currencies
Actual valuation fluctuation	(7.70%)